Schedule of Prepaid Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Prepaid Expenses
Prepaid expenses	$ 612	$ 486
Prepaid insurance	54	108
Prepaid purchases	6,981	5,403
Total	$ 7,647	$ 5,997